BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 29, 2012
BUSINESS COMBINATIONS [Abstract]
Business Acquisitions Accounted for Using Purchase Method
We completed the following business combinations in fiscal 2012 and 2010, which were accounted for using the purchase method (in millions).  No business combinations were completed in fiscal 2011.

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Nepa Pallet and Container Co., Inc. ("Nepa")	November 5, 2012	$16.2 (asset purchase)	$1.4	$14.8	Western Division
Manufactures pallets, containers and bins for agricultural and industrial customers.  Facilities are located in Snohomish, Yakima and Wenatchee, WA. Nepa had trailing twelve month sales through September 2012 of $25 million.

MSR Forest Products, LLC ("MSR")	May 16, 2012	$3.2 (asset purchase)	$1.1	$2.1	Distribution Division	Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. In 2011, MSR had annual sales of $10 million.
Shepherd Distribution Co. ("Shepherd")	April 29, 2010	$5.9 (asset purchase)	$2.2	$3.7	Distribution Division
Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers.  Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Service Supply Distribution, Inc. ("Service Supply")	March 8, 2010	$0.6 (asset purchase)	$0.0	$0.6	Distribution Division
Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers.  Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Acquired Intangible Assets
The purchase price allocations for Nepa and MSR are preliminary, pending determination of the fair value of acquired intangible assets. At December 29, 2012, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in millions):

	Non-compete agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Nepa	$-	$-	$1.4	$1.4
MSR	-	-	1.1	1.1
Shepherd	0.5	1.4	0.3	0.3